Quarterly Holdings Report
for

Fidelity® Trend Fund

September 30, 2020

TRE-QTLY-1120
1.808771.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.2%
Entertainment - 0.5%
Netflix, Inc. (a)	26,810	$13,406
Interactive Media & Services - 8.7%
Alphabet, Inc. Class A (a)	69,167	101,371
Facebook, Inc. Class A (a)	438,964	114,965
InterActiveCorp (a)	30,727	3,680
Match Group, Inc. (a)	117,281	12,977
		232,993
Media - 0.6%
Cable One, Inc.	7,894	14,884
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	97,175	11,113

TOTAL COMMUNICATION SERVICES		272,396

CONSUMER DISCRETIONARY - 19.1%
Automobiles - 2.5%
Tesla, Inc. (a)	155,330	66,638
Distributors - 0.6%
Pool Corp.	49,258	16,479
Diversified Consumer Services - 1.1%
Arco Platform Ltd. Class A (a)	178,779	7,301
Bright Horizons Family Solutions, Inc. (a)	145,411	22,108
		29,409
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	18,568	23,093
Hilton Worldwide Holdings, Inc.	141,524	12,075
Planet Fitness, Inc. (a)	81,000	4,991
Starbucks Corp.	64,400	5,533
Vail Resorts, Inc.	16,900	3,616
		49,308
Internet & Direct Marketing Retail - 8.7%
Amazon.com, Inc. (a)	73,445	231,258
The RealReal, Inc. (a)	4,100	59
Wayfair LLC Class A (a)	8,000	2,328
		233,645
Multiline Retail - 0.7%
Dollar General Corp.	69,182	14,502
Dollar Tree, Inc. (a)	40,305	3,681
		18,183
Specialty Retail - 0.9%
The Home Depot, Inc.	27,900	7,748
TJX Companies, Inc.	287,550	16,002
		23,750
Textiles, Apparel & Luxury Goods - 2.7%
Hermes International SCA	13,900	11,998
lululemon athletica, Inc. (a)	22,400	7,378
LVMH Moet Hennessy Louis Vuitton SE	30,030	14,051
Moncler SpA	127,200	5,217
NIKE, Inc. Class B	275,781	34,622
		73,266

TOTAL CONSUMER DISCRETIONARY		510,678

CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Monster Beverage Corp. (a)	133,159	10,679
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	99,447	35,304

TOTAL CONSUMER STAPLES		45,983

FINANCIALS - 3.4%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR (a)	154,798	7,734
Capital Markets - 3.1%
Ares Management Corp.	82,610	3,339
BlackRock, Inc. Class A	15,859	8,937
Brookfield Asset Management, Inc. Class A	357,100	11,806
Intercontinental Exchange, Inc.	137,600	13,767
MarketAxess Holdings, Inc.	24,720	11,905
Moody's Corp.	70,111	20,322
MSCI, Inc.	40,313	14,383
		84,459

TOTAL FINANCIALS		92,193

HEALTH CARE - 11.1%
Biotechnology - 1.3%
Regeneron Pharmaceuticals, Inc. (a)	31,269	17,504
Vertex Pharmaceuticals, Inc. (a)	66,059	17,976
		35,480
Health Care Equipment & Supplies - 4.8%
Boston Scientific Corp. (a)	2,192	84
Danaher Corp.	79,400	17,097
IDEXX Laboratories, Inc. (a)	49,155	19,323
Insulet Corp. (a)	38,813	9,183
Intuitive Surgical, Inc. (a)	28,756	20,404
Masimo Corp. (a)	124,087	29,292
Stryker Corp.	84,407	17,588
West Pharmaceutical Services, Inc.	61,257	16,840
		129,811
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	38,492	12,001
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	16,400	2,045
Berkeley Lights, Inc. (a)	3,200	244
Bruker Corp.	144,386	5,739
Mettler-Toledo International, Inc. (a)	5,504	5,315
Thermo Fisher Scientific, Inc.	75,867	33,497
		46,840
Pharmaceuticals - 2.8%
AstraZeneca PLC (United Kingdom)	54,700	5,977
Dechra Pharmaceuticals PLC	260,294	10,828
Eli Lilly & Co.	193,651	28,664
Zoetis, Inc. Class A	171,000	28,278
		73,747

TOTAL HEALTH CARE		297,879

INDUSTRIALS - 6.9%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	130,717	11,856
HEICO Corp. Class A	219,388	19,451
TransDigm Group, Inc.	26,577	12,627
		43,934
Commercial Services & Supplies - 1.9%
Cintas Corp.	72,203	24,031
Rollins, Inc.	301,536	16,340
Waste Connection, Inc. (United States)	103,300	10,723
		51,094
Machinery - 0.8%
Nordson Corp.	66,733	12,801
Otis Worldwide Corp.	125,700	7,846
		20,647
Professional Services - 1.8%
Clarivate Analytics PLC (a)	13,205	409
CoStar Group, Inc. (a)	27,387	23,238
Equifax, Inc.	87,000	13,650
Verisk Analytics, Inc.	57,702	10,693
		47,990
Road & Rail - 0.8%
Uber Technologies, Inc. (a)	559,065	20,395

TOTAL INDUSTRIALS		184,060

INFORMATION TECHNOLOGY - 46.2%
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	99,440	10,766
CDW Corp.	80,966	9,678
Novanta, Inc. (a)	99,495	10,481
Zebra Technologies Corp. Class A (a)	31,467	7,944
		38,869
IT Services - 10.5%
Accenture PLC Class A	52,894	11,954
Adyen BV (a)(b)	10,737	19,804
Automatic Data Processing, Inc.	97,075	13,541
Black Knight, Inc. (a)	202,773	17,651
Booz Allen Hamilton Holding Corp. Class A	132,360	10,983
EPAM Systems, Inc. (a)	59,286	19,166
Euronet Worldwide, Inc. (a)	150,301	13,692
Gartner, Inc. (a)	76,530	9,562
Jack Henry & Associates, Inc.	115,177	18,727
Leidos Holdings, Inc.	136,924	12,207
MasterCard, Inc. Class A	340,537	115,159
MongoDB, Inc. Class A (a)	48,884	11,317
Square, Inc. (a)	30,850	5,015
VeriSign, Inc. (a)	18,400	3,769
		282,547
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	159,400	13,069
ASML Holding NV	38,702	14,291
Lam Research Corp.	47,417	15,731
Microchip Technology, Inc.	102,038	10,485
Monolithic Power Systems, Inc.	116,600	32,603
NVIDIA Corp.	163,209	88,332
		174,511
Software - 16.5%
Adobe, Inc. (a)	99,234	48,667
ANSYS, Inc. (a)	65,991	21,594
Atlassian Corp. PLC (a)	86,484	15,722
Autodesk, Inc. (a)	54,329	12,551
Cadence Design Systems, Inc. (a)	230,869	24,618
Cloudflare, Inc. (a)	90,446	3,714
Coupa Software, Inc. (a)(c)	32,864	9,013
Duck Creek Technologies, Inc. (a)	2,800	127
Fair Isaac Corp. (a)	39,983	17,008
Five9, Inc. (a)	78,087	10,126
Globant SA (a)	156,731	28,089
Intuit, Inc.	67,821	22,124
Microsoft Corp.	729,800	153,499
Paycom Software, Inc. (a)	21,800	6,786
RingCentral, Inc. (a)	32,638	8,963
Salesforce.com, Inc. (a)	73,037	18,356
ServiceNow, Inc. (a)	40,300	19,546
Temenos Group AG	103,680	13,964
The Trade Desk, Inc. (a)	17,117	8,880
		443,347
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	2,583,700	299,220

TOTAL INFORMATION TECHNOLOGY		1,238,494

MATERIALS - 0.2%
Chemicals - 0.2%
Sherwin-Williams Co.	9,400	6,549
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	107,584	26,006
TOTAL COMMON STOCKS
(Cost $1,501,874)		2,674,238

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(d)(e)	62,891	723
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc.:
Series D (a)(d)(e)	87,422	4,000
Series E (a)(d)(e)	102,016	2,000
		6,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,870)		6,723

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.10% (f)	1,668,974	1,669
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	2,437,609	2,438
TOTAL MONEY MARKET FUNDS
(Cost $4,107)		4,107
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,512,851)		2,685,068
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,179)
NET ASSETS - 100%		$2,679,889

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,804,000 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,723,000 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
The Honest Co., Inc. Series D	8/3/15	$4,000
The Honest Co., Inc. Series E	9/28/17	$2,000
Topgolf International, Inc. Series F	11/10/17	$870

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$32
Fidelity Securities Lending Cash Central Fund	136
Total	$168

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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